UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21102

Helios Strategic Mortgage Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.0%
U.S. Government Agency Collateralized Mortgage Obligations - 2.5%
Federal Home Loan Mortgage Corporation
Series 3617, Class C
(Cost $1,596,178)	4.50%	12/15/39	$1,600	$1,607,229

U.S. Government Agency Pass-Through Certificates - 23.5%
Federal Home Loan Mortgage Corporation
Pool C69047 [8]	7.00	06/01/32	508	573,465
Pool H01847 [8]	7.00	09/01/37	1,380	1,525,100
Pool G01466 [8]	9.50	12/01/22	468	526,968
Pool 555559 [8]	10.00	03/01/21	318	359,018
Federal National Mortgage Association
Pool 753914 [8]	5.50	12/01/33	3,619	3,910,621
Pool 761836 [8]	6.00	06/01/33	2,004	2,207,602
Pool 948362 [8]	6.50	08/01/37	2,305	2,492,805
Pool 650131 [8]	7.00	07/01/32	894	1,013,569
Pool 887431 [8]	7.50	08/01/36	304	335,610
Pool 398800	8.00	06/01/12	86	88,538
Pool 636449 [8]	8.50	04/01/32	973	1,129,737
Pool 458132 [8]	9.36	03/15/31	672	779,296

Total U.S. Government Agency Pass-Through Certificates
(Cost - $13,852,419)				14,942,329

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $15,448,597)				16,549,558

ASSET-BACKED SECURITIES - 22.2%
Housing Related Asset-Backed Securities - 21.8%
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1 [1,3,5]	5.75/6.25	06/25/35	993	11,871
Series 2005-AQ1, Class B2 [1,3,5]	5.75/6.25	06/25/35	13	0
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,12]	0.43	03/25/36	389	299,091
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2,4,12]	0.38	10/25/36	630	529,211
Series 2006-NC4, Class A4 [2,4,12]	0.50	10/25/36	342	126,540
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,12]	0.34	06/25/37	7	6,933
Series 2007-4, Class A2 [12]	5.53	09/25/37	926	811,563
Series 2006-15, Class A6 [12]	5.83	10/25/46	492	344,847
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 [3,12]	5.30/5.80	12/25/35	212	206,574
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,12]	0.42	11/25/36	1,105	384,628
Fremont Home Loan Trust
Series 2006-B, Class 2A2 [2,4,12]	0.36	08/25/36	62	34,314
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	1,215	1,305,476
Green Tree Financial Trust
Series 1997-7, Class A7	6.96	07/15/29	766	830,711
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV1 [2,4,12]	0.39	04/25/37	950	712,240
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 [2,4,12]	0.36	01/25/37	750	472,780
Series 2006-HE1, Class A3 [2,4,12]	0.46	03/25/36	141	114,519
JP Morgan Mortgage Acquisition Corp.
Series 2006-HE2, Class A3 [2,4,12]	0.36	07/25/36	446	426,859
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,12]	0.54	08/25/45	232	225,447

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A [2,4,12]	0.37%	05/25/37	$91	$90,811
Mid-State Trust
Series 2004-1, Class M2	8.11	08/15/37	969	962,556
Series 4, Class A	8.33	04/01/30	453	460,867
Morgan Stanley ABS Capital Inc.
Series 2007-HE2, Class A2A [2,4,12]	0.30	01/25/37	73	71,913
Series 2006-WMC2, Class A2C [2,4,12]	0.41	07/25/36	1,886	735,096
Series 2006-HE1, Class A3 [2,4,12]	0.44	01/25/36	586	517,043
Newcastle Investment Trust
Series 2010-MH1, Class A [1,5]	4.50	07/10/35	1,267	1,313,378
Option One Mortgage Loan Trust
Series 2005-4, Class A3 [2,4,12]	0.52	11/25/35	927	848,137
Residential Asset Mortgage Products Inc.
Series 2007-RS2, Class A1 [2,4,12]	0.38	05/25/37	27	25,572
Residential Asset Securities Corp.
Series 2006-KS7, Class A2 [2,4,12]	0.36	09/25/36	46	45,272
Series 2005-KS12, Class A2 [2,4,12]	0.51	01/25/36	700	667,027
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [2,4,12]	0.42	10/25/36	935	529,498
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B [2,4,12]	0.35	06/25/37	442	419,879
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4,12]	0.31	10/25/36	116	115,442
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 2A1 [2,4,12]	0.32	10/25/36	226	168,297
Series 2007-HE3, Class 2A1 [2,4,12]	0.35	05/25/47	76	70,784

Total Housing Related Asset-Backed Securities
(Cost - $16,275,475)				13,885,176

Non-Housing Related Asset-Backed Securities - 0.4%
Airplanes Pass Through Trust
Series 1R, Class A8 [2,4]
(Cost $219,421 )	1.15	03/15/19	222	217,258

Total ASSET-BACKED SECURITIES
(Cost - $16,494,896)				14,102,434

COMMERCIAL MORTGAGE-BACKED SECURITIES - 69.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AJ [2]	5.35	09/10/47	1,090	998,897
Series 2006-6, Class A4 [8]	5.36	10/10/45	790	818,327
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,127	30,992
Series 2006-1, Class J [1,2,5]	5.78	09/10/45	1,000	10,500
Series 2007-2, Class A4 [2,8]	5.87	04/10/49	1,170	1,200,888
Series 2007-2, Class K [1,2,5,6]	5.88	04/10/49	3,000	75,000
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,100	201,626
Series 2007-PW17, Class AM [8]	5.92	06/11/50	1,400	1,252,441
Series 1999-C1, Class D	6.53	02/14/31	2,500	2,428,077
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM [2,8]	5.89	12/10/49	1,700	1,572,500
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 [8]	5.32	12/11/49	1,580	1,609,709
Series 2006-CD2, Class J [1,2,5]	5.65	01/15/46	1,000	28,275
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	513	6,413
Series 2006-C4, Class M [1,5]	5.15	09/15/39	565	4,238
Series 2006-C5, Class AM	5.34	12/15/39	1,860	1,587,365
Series 2007-C2, Class A3 [8]	5.54	01/15/49	1,570	1,561,004
Series 2006-C1, Class A4 [2]	5.61	02/15/39	460	500,965
Series 2006-C1, Class K [1,2,5,6]	5.73	02/15/39	2,358	147,375

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-C3, Class A3 [2]	6.02%	06/15/38	$1,420	$1,544,875
Series 2006-C4, Class K [1,2,5]	6.29	09/15/39	2,970	44,550
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G [1,5]	6.04	08/11/36	3,000	3,014,430
Series 2002-2A, Class H [1,5]	6.31	08/11/36	2,000	1,914,800
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [8]	5.44	03/10/39	1,655	1,732,288
Series 2007-GG11, Class A4 [8]	5.74	12/10/49	1,460	1,505,406
Series 2006-GG7, Class AM [2,8]	6.09	07/10/38	1,580	1,469,400
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	520	494,560
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G [1,2,5]	5.66	10/15/37	1,600	985,666
Series 2006-CB14, Class H 1,2,5	5.72	12/12/44	1,211	5,450
Series 2007-CB18, Class G 1,2,5,6	5.91	06/12/47	600	30,000
Series 2007-LD11, Class K [1,2,5]	6.01	06/15/49	1,879	16,911
Series 2007-CB20, Class AM [2]	6.10	02/12/51	1,180	1,064,552
Series 2010-C1, Class D 1,2,5	6.53	06/15/43	1,100	1,063,988
Series 2009-IWST, Class D 1,2,5	7.69	12/05/27	2,000	2,066,288
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM	5.38	11/15/38	760	682,519
Series 2007-C1, Class A4 [8]	5.42	02/15/40	1,510	1,584,830
Series 2007-C7, Class A3 [8]	5.87	09/15/45	1,130	1,183,979
Morgan Stanley Capital I
Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	950	973,666
Series 2007-IQ13, Class AM	5.41	03/15/44	1,180	1,003,000
Series 2004-HQ4, Class G 1,2,5,6	5.53	04/14/40	1,000	380,000
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	1,580	1,521,311
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	1,740	1,752,511
Series 2006-HQ9, Class A4	5.73	07/12/44	750	825,857
Series 2007-T27, Class A4 [2]	5.80	06/11/42	150	164,993
Series 2008-T29, Class A4 [2]	6.46	01/11/43	695	784,843
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,2,5	6.13	11/13/36	729	633,795
Series 2003-TOP9, Class G 1,2,5	6.40	11/13/36	1,165	955,300
Vornado DP LLC
Series 2010-VNO, Class D [1,5]	6.36	09/13/28	240	248,648
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 1,5	5.13	04/15/47	1,788	53,640
Series 2005-C16, Class H 1,2,5	5.68	10/15/41	2,000	704,094

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $61,551,720)				44,440,742

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.4%
Subordinated Collateralized Mortgage Obligations - 12.4%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	303	309,754
Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50	04/25/34	929	8,391
Series 2004-3, Class 30B5	5.50	04/25/34	79	16
Banc of America Funding Corp.
Series 2006-3, Class 5A5	5.50	03/25/36	525	488,998
Series 2005-2, Class B4 [2]	5.67	04/25/35	412	41
Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4 [2]	3.54	02/25/34	910	21,758
Series 2003-10, Class 1B4	5.50	01/25/34	441	242,768
Series 2007-4, Class B3 [2]	6.19	12/28/37	241	7,781
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	157	167,330

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2005-28CB, Class 3A5	6.00%	08/25/35	$355	$281,632
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3 [2,6]	5.23	01/25/34	327	48,569
Series 2003-J13, Class B5 [2,6]	5.23	01/25/34	196	2,394
Series 2005-28, Class A1	5.50	12/25/35	224	215,673
Series 2007-5, Class A29	5.50	05/25/37	785	661,607
Series 2006-9, Class A1	6.00	05/25/36	911	803,450
Series 2008-2R, Class A1	6.00	12/25/36	175	163,123
Series 2007-17, Class B1 [2]	6.12	10/25/37	273	382
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4 [1,2,5]	5.45	07/25/35	387	18,398
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 [1,2,4,5]	2.02	06/20/35	447	22,056
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 [2]	3.98	10/25/33	525	80,768
Series 2006-S4, Class A6	6.00	01/25/37	23	22,613
RAAC Series
Series 2005-SP1, Class M3 [2]	5.50	09/25/34	287	90,720
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25	02/25/34	375	69,567
Series 2003-S7, Class B2	5.50	05/25/33	225	50,252
Series 2003-S7, Class B3 [9]	5.50	05/25/33	371	44,558
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7 [1,2,5]	3.39	09/10/37	1,845	139,110
Series 2004-C, Class B7 [1,2,5]	3.79	09/10/36	802	248,203
Series 2004-B, Class B8 [1,2,5]	5.04	02/10/36	607	161,128
Series 2003-CB1, Class B8 [1,2,5]	7.04	06/10/35	513	263,183
Series 2004-B, Class B9 [1,2,5]	8.54	02/10/36	930	275,180
Series 2004-A, Class B10 [1,2,5]	11.79	02/10/36	369	117,607
Structured Asset Securities Corp.
Series 2005-6, Class B5 [2,6]	5.29	05/25/35	25	3
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class B9 [2,4]	1.46	01/25/45	151	524
Series 2002-AR12, Class B4 [2]	3.20	10/25/32	64	5,036
Series 2002-AR12, Class B5 [2]	3.20	10/25/32	48	946
Series 2002-AR12, Class B6 [2]	3.20	10/25/32	80	614
Series 2007-HY3, Class 1A1 [2]	5.44	03/25/37	138	102,097
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR5, Class 1A1 [2]	5.09	04/25/35	833	812,163
Series 2005-AR16, Class 7A1 [2]	5.22	10/25/35	496	485,252
Series 2002-10, Class B5	6.00	06/25/32	207	185,674
Series 2006-8, Class A11	6.00	07/25/36	551	528,261
Series 2006-8, Class A15	6.00	07/25/36	300	271,500
Series 2006-10, Class A19	6.00	08/25/36	173	168,924
Series 2006-11, Class A19	6.00	09/25/36	345	325,553

Total Subordinated Collateralized Mortgage Obligations
(Cost - $16,344,859)				7,913,557

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $16,344,859)				7,913,557

SHORT TERM INVESTMENTS - 0.2%
United States Treasury Bill [7,13]
(Cost $99,928 )	0.00	01/13/11	100	99,943

Total Investments - 130.6%
(Cost - $109,940,000)				83,106,234
Liabilities in Excess of Other Assets - (30.6)%				(19,481,529)

NET ASSETS - 100.0%				$63,624,705

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2010, the total value of all such investments was as follows:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$16,497,569	25.60%
		Helios Total Return Fund, Inc.	45,550,532	25.03

2	—	Variable Rate Security - Interest rate shown is the rate in effect as of August 31, 2010.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2010 the total value of all such securities were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$683,341	1.07%
		Helios Total Return Fund, Inc.	3,702,946	2.00

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

9	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

10	—	Interest rate is based on the notional amount of the underlying mortgage pools.

11	—	Issuer is currently in default on its regularly scheduled interest payment.

12	—	Investment in subprime security. As of August 31, 2010, the total value of all such investments were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$9,000,317	14.15%
		Helios Total Return Fund, Inc.	14,665,963	8.06

13	—	Portion or entire principal amount delivered as collateral for open futures contracts.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	16,549,558	—	—	—	99,943	16,649,501
Level 3 – Significant Unobservable Inputs	—	14,102,434	44,440,742	7,913,557	—	66,456,733

Total	$16,549,558	$14,102,434	$44,440,742	$7,913,557	$99,943	$83,106,234

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(22,996)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(22,996)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Total
Balance as of November 30, 2009	$17,767,832	$13,734,115	$10,864,441	$42,366,388
Accrued Discounts (Premiums)	60,041	679,019	(164,905)	574,155
Realized Gain (Loss)	(1,263,485)	(4,330,183)	(5,575,338)	(11,169,006)
Change in Unrealized Appreciation (Depreciation)	2,112,960	7,089,033	6,773,394	15,975,387
Net Purchases (Sales)	(4,574,914)	27,268,758	(3,984,035)	18,709,809
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of August 31, 2010	$14,102,434	$44,440,742	$7,913,557	$66,456,733

Change in unrealized gains or losses relating to assets still held at reporting date	$1,844,925	$4,570,591	$1,929,370	$8,344,886

*Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	35,240,571	—	—	—	29,323	23,318,450	349,802	58,938,146
Level 3 – Significant Unobservable Inputs	—	41,290,010	111,524,188	23,346,623	6,710,820	7,483,880	—	190,355,521

Total	$35,240,571	$41,290,010	$111,524,188	$23,346,623	$6,740,143	$30,802,330	$349,802	$249,293,667

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(115,796)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(115,796)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2009	$41,171,433	$22,967,873	$18,692,288	$9,889,467	$4,663,637	$97,384,698
Accrued Discount (Premium)	68,291	1,316,601	(157,369)	(1,698,378)	(7,646)	(478,501)
Realized Gain (Loss)	(3,173,922)	(4,496,068)	(4,284,827)	(217,234)	39,488	(12,132,563)
Change in Unrealized Appreciation (Depreciation)	6,377,005	13,155,036	6,392,507	(17,150)	19,094	25,926,492
Net Purchases (Sales)	(3,152,797)	78,580,746	2,704,024	(1,245,885)	2,513,544	79,399,632
Net transfers in and/or out of Level 3	—	—	—	—	255,763	255,763

Balance as of August 31, 2010	$41,290,010	$111,524,188	$23,346,623	$6,710,820	$7,483,880	$190,355,521

Change in unrealized gains or losses relating to assets still held at reporting date	$5,836,877	$7,934,155	$3,297,978	$(99,997)	$74,554	$17,043,567

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at August 31, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$109,940,000	$4,650,841	$(31,484,607)	$(26,833,766)
Helios Total Return Fund, Inc.	293,497,509	13,887,606	(58,091,448)	(44,203,842)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

At August 31, 2010, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$1,432,000	Credit Suisse, 0.33%, dated 07/08/10, maturity date 10/07/10	$1,433,195
4,312,000	Credit Suisse, 1.50%, dated 07/13/10, maturity date 10/13/10	4,328,529
843,313	Credit Suisse, 1.75%, dated 08/24/10, maturity date 11/18/10	846,838
12,402,000	Goldman Sachs, 0.31%, dated 08/19/10, maturity date 10/19/10	12,408,514
2,361,000	JP Morgan Chase, 1.35%, dated 08/09/10, maturity date 10/14/10	2,366,749
1,315,737	JP Morgan Chase, 1.35%, dated 08/17/10, maturity date 11/16/10	1,320,227
3,045,175	JP Morgan Chase, 1.53%, dated 07/13/10, maturity date 10/14/10	3,057,082
2,727,200	JP Morgan Chase, 1.85%, dated 08/17/10, maturity date 11/16/10	2,739,953

$28,438,425	Maturity Amount, Including Interest Payable	$28,501,087

	Market Value of Assets Sold Under Agreements	$33,916,258

	Weighted Average Interest Rate	0.95%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$934,106	Barclays, 1.00%, dated 07/13/10, maturity date 09/15/10	$935,767
1,288,825	Barclays, 1.00%, dated 07/13/10, maturity date 09/16/10	1,291,116
1,947,291	Barclays, 1.00%, dated 07/15/10, maturity date 09/20/10	1,950,915
1,862,131	Barclays, 1.05%, dated 07/13/10, maturity date 09/15/10	1,865,607
3,113,000	Barclays, 1.80%, dated 08/30/10, maturity date 11/29/10	3,127,140
8,116,000	Credit Suisse, 0.33%, dated, 07/08/10, maturity date 10/07/10	8,122,770
12,030,000	Credit Suisse, 1.50%, dated 07/13/10, maturity date 10/13/10	12,076,115
1,293,625	Credit Suisse, 1.75%, dated 08/24/10, maturity date 11/18/10	1,299,033
10,075,000	Goldman Sachs, 0.31%, dated 08/19/10, maturity date 10/19/10	10,080,292
426,300	JP Morgan Chase, 1.02%, dated 07/13/10, maturity date 09/15/10	427,073
715,425	JP Morgan Chase, 1.02%, dated 07/13/10, maturity date 09/16/10	716,722
201,000	JP Morgan Chase, 1.02%, dated 07/15/10, maturity date 09/20/10	201,382
19,676,685	JP Morgan Chase, 1.53%, dated 07/13/10, maturity date 10/14/10	19,753,621
8,249,000	JP Morgan Chase, 1.79%, dated 08/27/10, maturity date 11/16/10	8,282,248

$69,928,388	Maturity Amount, Including Interest Payable	$70,129,801

	Market Value of Assets Sold Under Agreements	$86,691,057

	Weighted Average Interest Rate	1.20%

The average daily balances of reverse repurchase agreements outstanding during the period ended August 31, 2010, was approximately $24,663,974 at a weighted average interest rate of 0.70% for Helios Strategic Mortgage Income Fund and approximately $49,074,025 at a weighted average interest rate of 0.84% for Helios Total Return Fund.

The maximum amounts of reverse repurchase agreements outstanding at any time during the period was $29,371,662, which was 31.75% of total assets for Helios Strategic Mortgage Income Fund, and $70,012,747, which was 27.82% of total assets for Helios Total Return Fund.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of August 31, 2010, the following futures contracts were outstanding for Helios Strategic Mortgage Income Fund.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2010	Unrealized Appreciation
$3,900,000	5 Year U.S. Treasury Note	December 2010	$4,680,926	$4,692,492	$11,566
2,400,000	10 Year U.S. Treasury Note	December 2010	3,003,570	3,015,000	11,430

$6,300,000			7,684,496	$7,707,492	$22,996

As of August 31, 2010, the following futures contracts were outstanding for Helios Total Return Fund:

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2010	Unrealized Appreciation
$15,600,000	5 Year U.S. Treasury Note	December 2010	$18,723,705	$18,769,969	$46,264
14,600,000	10 Year U.S. Treasury Note	December 2010	18,271,718	18,341,250	69,532

$30,200,000			36,995,423	$37,111,219	$115,796

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at August 31, 2010 for the Helios Total Return Fund were as follows:

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$13,000,000	$13,799,410

Sales:

Security Name	Interest Rate	Principal Amount	Current Receivable
Federal National Mortgage Association	5.00%	$5,800,000	$6,161,191

There were no TBA transactions outstanding at August 31, 2010 for the Helios Strategic Mortgage Income Fund.

The following table sets forth the fair value of the Funds’ derivative instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of August 31, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions and futures transactions	$(22,996)	$3,336,761

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of August 31, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions and futures transactions	$(115,796)	$10,069,139

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Designation of Restricted Illiquid Securities

From time to time, the Funds may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2010, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$917,658	$11,871	0.02%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	12,555	—	0.00
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.78	09/10/45	04/06/06	1,001,450	10,500	0.02
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,712,966	75,000	0.12
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,018,717	30,992	0.05
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,041,562	201,626	0.32
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.66	01/15/46	02/27/06	945,465	28,275	0.04
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	3,021,322	44,550	0.07
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	480,530	6,413	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	524,493	4,238	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.73	02/15/39	03/07/06	2,161,022	147,375	0.23
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	364,235	18,398	0.03
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class G	6.04	08/11/36	08/07/02	2,999,580	3,014,430	4.74
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class H	6.31	08/11/36	08/07/02	1,999,616	1,914,800	3.01
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	982,097	1,305,476	2.05
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	383,921	22,056	0.03

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1, Class G	5.66%	10/15/37	09/24/03	$1,600,560	$985,666	1.55%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	1,214,451	5,450	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	512,772	30,000	0.05
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	1,718,537	16,911	0.03
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1, Class D	6.53	06/15/43	06/11/10	999,423	1,063,988	1.67
Morgan Stanley Capital I Series 2004-HQ4, Class G	5.52	04/14/40	03/01/06	979,626	380,000	0.60
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class F	6.13	11/13/36	07/08/10	615,384	633,795	1.00
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class G	6.40	11/13/36	07/08/10	936,760	955,300	1.50
Resix Finance Limited Credit-Linked Note Series 2003-CB1, Class B8	7.04	06/10/35	12/22/04	513,228	263,183	0.41
Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	11.79	02/10/36	03/09/04	368,558	117,607	0.18
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.04	02/10/36	05/21/04	606,884	161,128	0.25
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.54	02/10/36	05/21/04	929,662	275,180	0.43
Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	3.79	09/10/36	09/23/04	802,206	248,203	0.39
Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.39	09/10/37	09/09/05	1,844,955	139,110	0.22
Vornado DP LLC Series 2010-VNO, Class D	6.36	09/13/28	08/10/10	240,007	248,648	0.39
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.68	10/15/41	01/19/05	1,985,616	704,094	1.11
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,612,429	53,640	0.08

					$13,117,903	20.62%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Anthracite CDO I Limited Series 2002-CIBA, Class CFL	1.51%	05/24/37	05/14/02	$5,000,000	$3,000,000	1.65%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75	06/25/35	05/23/05	1,835,315	23,741	0.01

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75%	06/25/35	05/23/05	$24,955	$—	0.00%
Banc of America Commercial Mortgage Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	297,446	18,838	0.01
Banc of America Commercial Mortgage Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	4,521,610	125,000	0.07
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,609,946	311,603	0.17
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	6.17	09/11/42	10/11/07	224,965	55,266	0.03
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.66	01/15/46	02/27/06	945,465	28,275	0.02
Commercial Mortgage Pass Through Certificates Class 2001-J2A, Class EIO	3.87	07/16/34	09/26/01	1,901,530	2,089,640	1.15
Commercial Mortgage Lease-Backed Certificate Series 2001-CMLB, Class A1	6.75	06/20/31	01/29/01	1,243,089	1,385,662	0.76
Credit Suisse First Boston Mortgage Securites Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	918,139	244,315	0.13
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	5,035,536	74,250	0.04
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	640,706	8,550	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	699,943	5,655	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.73	02/15/39	03/07/06	4,321,128	294,687	0.16
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	579,966	475,199	0.26
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	313,897	5,846	0.00
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45	07/25/35	06/28/05	95,292	930	0.00
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	162,189	0.09
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1	1.94	05/10/36	05/22/03	2,479,036	2,532,955	1.39
GS Mortgage Securities Corp. II Series 2001-ROCK, Class X1	0.36	05/03/18	05/22/01	209,624	212,692	0.12
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	2,516,167	3,344,275	1.84
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	641,471	36,852	0.02

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72%	12/12/44	03/02/06	$2,306,555	$10,350	0.01%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	1,025,544	60,000	0.03
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.01	06/15/49	06/28/07	475,548	12,775	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	858,811	8,451	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1, Class D	6.53	06/15/43	06/11/10	2,816,555	2,998,512	1.65
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,993,708	2,756,000	1.52
LNR CDO V Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	3,750,000	—	0.00
Morgan Stanley Capital I Series 2006-T21, Class H	5.48	10/12/52	04/06/06	1,406,810	248,748	0.14
Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	225,980	6,272	0.00
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class F	6.13	11/13/36	07/08/10	1,814,476	1,868,760	1.03
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class G	6.40	11/13/36	07/08/10	2,743,541	2,797,840	1.54
Morgan Stanley Capital I Series 2007-T27, Class G	5.80	06/11/42	07/19/07	432,446	55,110	0.03
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3	5.28	08/10/35	08/24/10	2,296,910	2,291,405	1.26
RESI Finance LP Series 2004-B, Class B5	1.84	02/10/36	05/21/04	2,652,141	1,458,678	0.80
Residential Funding Mortgage Securities I, Inc. Series 2003-S2, Class B1	5.75	02/25/33	10/25/07	205,002	77,444	0.04
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.04	06/10/35	12/22/04	1,031,588	526,366	0.29
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	6.04	12/10/35	11/19/03	1,340,999	576,630	0.32
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.79	02/10/36	03/09/04	644,976	205,812	0.11
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.79	09/10/36	09/23/04	1,203,310	372,304	0.20
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.39	09/10/37	09/09/05	3,689,910	278,219	0.15
Vornado DP LLC Series 2010-VNO, Class D	6.36	09/13/28	08/10/10	680,020	704,502	0.39

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1	1.75%	11/15/34	10/30/02	$1,849,004	$1,875,532	1.03%
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.68	10/15/41	01/19/05	3,971,232	1,408,188	0.77
WaMu Mortgage Pass Through Certificates Series 2003-S1, Class B4	5.50	04/25/33	10/25/07	201,431	108,871	0.06

					$35,143,189	19.31%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 15, 2010

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: October 15, 2010